All America Fund
All America Fund May 1, 2016
Investment Objective.
The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	All America Fund All America Fund Class USD ($)
Wire transfer charge for redemptions with proceeds less than $5,000.00	$ 50	[1]
[1]	$0 - $50

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	All America Fund All America Fund Class
Management Fees	0.50%
Other Expenses	2.29%
Total Annual Fund Operating Expenses	2.79%
Expense Reimbursement	(2.29%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%
[1]	The Adviser contractually agreed beginning as of January 1, 2013 to limit the Fund’s total operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities) to its investment management fees. This contractual obligation continues in effect until April 30, 2016, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
All America Fund | All America Fund Class | USD ($)	51	901	1,580	3,596

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 14.35% of the average value of its portfolio.
Principal Investment Strategies.
A portion of the Fund’s assets is indexed and a portion is actively managed.
  Approximately 60% of the Fund’s assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index with respect to that 60% of the Fund’s assets. The Fund also purchases futures contracts on the S&P 500® Index to invest cash to efficiently and cost effectively keep this portion of the Fund fully invested on a daily basis in an attempt to minimize deviation from the performance of the S&P 500 Index.
  Approximately 40% of the Fund’s assets are managed by the Adviser, with approximately 20% of the Fund’s assets invested in large and mid-cap growth and value stocks, approximately 10% invested in small-cap growth stocks and approximately 10% in small-cap value stocks. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies.
Under normal circumstances, at least 80% of the Fund’s assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.
Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Index risk: The Fund's investment performance for the portion of the Fund invested in the stocks of the S&P 500® Index may not precisely duplicate the performance of the S&P 500® index.
  Futures risk: The Fund's investments in futures contracts may not exactly match the performance of the underlying index.
  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
  Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
  Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a reasonable price.
  Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund's highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund's total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund's past performance does not necessarily indicate how it will perform in the future.

The performance information for the Fund includes historical performance of the Fund for periods prior to May 1, 2015. As of May 1, 2015, the Fund adopted the Fund's current asset allocation for the 40% of the Fund's assets that are managed by the Adviser, as set forth in the Fund's Principal Investment Strategies. The Fund's performance prior to May 1, 2014 may have been different had the Fund used the current strategy prior to that date.

Updated performance information is available at no cost online at http://www.institutionalfunds.com or by calling 1-800-914-8716.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Second quarter 2009	15.28%
Worst	Fourth quarter 2008	(22.14)%

Average Annual Total Returns (for periods ended December 31, 2015)
Average Annual Total Returns - All America Fund	Past One Year	Past Five Years	Past Ten Years	Inception Date
All America Fund Class	0.47%	10.96%	6.76%	May 01, 1996
All America Fund Class | Return after taxes on distributions	(0.48%)	8.57%	5.15%	May 01, 1996
All America Fund Class | Return after taxes on distributions and sales of shares	0.54%	8.37%	5.11%	May 01, 1996
S&P 500® Index	1.38%	12.57%	7.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Return after taxes on distributions and sales of fund shares may be higher than other measures of returns for the same period due to an assumed tax benefit of realizing a capital loss upon the sale of fund shares at the end of the measurement period.